CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income for the year		$ 51,596,000	$ 30,463,000	$ 35,862,000
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense (note 23)		10,551,000	12,865,000	3,620,000
Current income tax (note 8.1)		23,324,000	14,053,000	15,057,000
Deferred income tax (note 8.1)		(7,456,000)	(5,972,000)	(730,000)
Depreciation of property and equipment		11,230,000	9,053,000	6,290,000
Amortization of intangible assets		9,313,000	7,075,000	4,628,000
Impairment of intangible assets (note 4.7 and 4.11)		306,000	4,708,000	0
Net impairment losses on financial assets	[1]	3,469,000	1,581,000	928,000
Impairment of investments in associates (note 10.1)		800,000	0	0
Allowance for claims and lawsuits (note 20)		2,070,000	527,000	999,000
Gain on remeasurement of contingent consideration (note 28.9.1)		(6,700,000)	(6,735,000)	(418,000)
Gain from bargain business combination (note 24.5)		0	0	(225,000)
Net gain on remeasurement of valuation of call and put option over non-controlling interest and on derecognition of the call option (note 28.9.2)		(1,156,000)	(1,726,000)	(2,981,000)
Accrued interest		270,000	404,000	757,000
Interest received		401,000	0	0
Net gain arising on financial assets measured at FVPL (note 7)		(2,763,000)	(303,000)	(653,000)
Net gain arising on financial assets measured at FVOCI (note 7)		(258,000)	(240,000)	(6,325,000)
Exchange differences		6,989,000	2,645,000	5,959,000
Net increase in trade receivables		(36,356,000)	(25,599,000)	(5,847,000)
Net (increase) decrease in other receivables		(10,559,000)	1,240,000	(17,067,000)
Net increase (decrease) in trade payables		2,479,000	4,341,000	(1,219,000)
Net increase in payroll and social security taxes payable		21,885,000	7,576,000	3,316,000
Net increase (decrease) in tax liabilities		939,000	(700,000)	(1,846,000)
Net increase in other liabilities		0	0	(9,000)
Utilization of provision for contingencies (note 20)		(222,000)	(1,320,000)	(400,000)
Cash provided by operating activities		80,152,000	53,936,000	39,696,000
Income tax paid		(12,955,000)	(11,383,000)	(8,216,000)
Proceeds received from reimbursement of income tax		0	436,000	0
Net cash provided by operating activities		67,197,000	42,989,000	31,480,000
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	[2]	(19,171,000)	(19,605,000)	(17,660,000)
Proceeds from disposals of property and equipment		149,000	468,000	50,000
Acquisition of intangible assets	[3]	(9,711,000)	(8,447,000)	(6,374,000)
Proceeds (payments) related to forward and future contracts		2,382,000	(579,000)	(1,126,000)
Acquisition of investments measured at FVTPL		(99,482,000)	(137,788,000)	(220,391,000)
Proceeds from investments measured at FVTPL		103,083,000	140,144,000	222,759,000
Acquisition of investments measured at FVOCI		(39,435,000)	(13,824,000)	(201,931,000)
Proceeds from investments measured at FVOCI		35,340,000	13,176,000	219,924,000
Acquisition of investments measured at amortised cost		(527,000)	0	0
Guarantee payments		(345,000)	0	0
Payments to acquire investments in associates		(3,250,000)	(469,000)	(500,000)
Acquisition of business, net of cash (note 23)	[4]	(4,137,000)	(19,149,000)	(16,584,000)
Payments of earn-outs related to acquisition of business		(11,013,000)	(11,461,000)	(6,166,000)
Net cash used in investing activities		(46,117,000)	(57,534,000)	(27,999,000)
Cash flows from financing activities
Proceeds from issuing other equity instruments		7,040,000	5,296,000	1,863,000
Proceeds from subscription agreements (note 30.1)		3,217,000	5,695,000	6,420,000
Proceeds from borrowings (note 26)		0	22,000,000	0
Repayment of borrowings (note 26)		(6,004,000)	(16,198,000)	(543,000)
Convertible notes (note 22.2)		0	(100,000)
Cash provided by financing activities		4,253,000	16,693,000	7,740,000
Interest paid (note 26)		(159,000)	(95,000)	(41,000)
Net cash provided by financing activities		4,094,000	16,598,000	7,699,000
Effect of exchange rate changes on cash and cash equivalents		(93,000)	(60,000)	2,632,000
Increase in cash and cash equivalents		25,081,000	1,993,000	13,812,000
Cash and cash equivalents at beginning of the year		52,525,000	50,532,000	36,720,000
Cash and cash equivalents at end of the year		77,606,000	52,525,000	50,532,000
Supplemental Information [Abstract]
Cash paid		4,328,000	21,300,000	19,525,000
Less: cash and cash equivalents acquired		(191,000)	(2,151,000)	(2,941,000)
Total consideration paid net of cash and cash equivalents acquired		$ 4,137,000	$ 19,149,000	$ 16,584,000

[1]	Includes a loss of 3,421, a gain of 5 and a loss of 928 on impairment of trade receivables for 2018, 2017 and 2016, respectively (see note 11). Includes an impairment of tax credits of 48 and 1,586 for 2018 and 2017, respectively (see note 4.4).
[2]	In 2018, 2017 and 2016, there were 4,316, 1,264 and 478 of acquisition of property and equipment financed with trade payables, respectively. In 2018, 2017 and 2016, the Company paid 1,264, 478 and 26 related to property and equipment acquired in 2017, 2016 and 2015, respectively. Finally, in 2018, 2017 and 2016 included 3,301, 2,861 and 2,198 of advances paid.
[3]	In 2018, 2017 and 2016 there were 217, 344 and 7 of acquisition of intangibles financed with trade payables, respectively. In 2018, 2017 and 2016, the Company paid 344, 7 and 439 related to intangibles acquired in 2017, 2016 and 2015, respectively.
[4]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 24):Supplemental information Cash paid 4,328 21,300 19,525Less: cash and cash equivalents acquired (191) (2,151) (2,941)Total consideration paid net of cash and cash equivalents acquired 4,137 19,149 16,584